TAXATION (Tables)	12 Months Ended
Mar. 31, 2022
Taxation
SCHEDULE OF TAX CREDIT PERIOD

	Year ended March 31,
	2022 $	2021 $	2020 $
Group
Current year tax (credit)	(509,282)	(24,952)	-
Adjustments in respect of prior periods	(277,239)	(42)	(76,289)

Deferred tax
Origination and reversal of timing differences	-	-	-

Total tax (credit) for the period	(786,521)	(24,994)	(76,289)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:

Loss before taxation	(6,045,372)	(3,378,501)	(1,620,347)
Loss charged at standard rate of corporation tax 19%	(1,181,337)	(641,915)	(307,866)
Tax losses arising in the year not recognized	524,870	660,594	340,114
Tax losses surrendered for Research and Development	667,335	-	-
Expenses not deductible for taxation	370,306	-	145
Tax increase from effect of capital allowances and depreciation	(3)	(334)	81
Research and Development tax claim	(509,282)	(43,432)	-
Research and Development enhanced expenditure	(377,187)	-	-
Research and Development tax credits claimed in respect of previous periods	(277,240)	(42)	(76,289)
Consolidation adjustment in relation to foreign exchange movements	(3,983)	135	(32,504)
Loans written off	-	-	-
Total tax (credit) for the period	(786,521)	(24,994)	(76,289)